Submission	Oct. 10, 2025
Submission [Line Items]
Central Index Key	0001829667
Registrant Name	Regencell Bioscience Holdings Ltd
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A